Segment Reporting (Tables)	12 Months Ended
Sep. 28, 2013
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information, By Segment

	in millions
	Chicken	Beef	Pork	Prepared Foods	International	Other	Intersegment Sales	Consolidated
Fiscal year ended September 28, 2013
Sales	$10,988	$14,400	$5,408	$3,322	$1,324	$46	$(1,114)	$34,374
Operating Income	683	296	332	101	(37)	—		1,375
Total Other (Income) Expense								118
Income from Continuing Operations before Income Taxes								1,257
Depreciation	251	87	30	61	40	5		474
Total Assets	4,944	2,798	931	1,176	876	1,452		12,177
Additions to property, plant and equipment	253	105	22	87	58	33		558
Fiscal year ended September 29, 2012
Sales	$10,270	$13,755	$5,510	$3,237	$1,104	$167	$(988)	$33,055
Operating Income (Loss)	554	218	417	181	(70)	(14)		1,286
Total Other (Income) Expense								321
Income from Continuing Operations before Income Taxes								965
Depreciation	228	86	30	54	40	5		443
Total Assets	4,934	2,634	895	960	968	1,505		11,896
Additions to property, plant and equipment	354	100	32	99	97	8		690
Fiscal year ended October 1, 2011
Sales	$9,810	$13,549	$5,460	$3,215	$978	$127	$(1,107)	$32,032
Operating Income (Loss)	189	468	560	117	(21)	(24)		1,289
Total Other (Income) Expense								211
Income from Continuing Operations before Income Taxes								1,078
Depreciation	226	84	28	58	33	4		433
Total Assets	4,593	2,610	960	943	819	1,146		11,071
Additions to property, plant and equipment	381	88	27	58	83	6		643